EMPLOYEE BENEFIT PLAN	12 Months Ended
Dec. 31, 2015
EMPLOYEE BENEFIT PLAN [Abstract]
EMPLOYEE BENEFIT PLAN
22.	EMPLOYEE BENEFIT PLAN

Full time employees of the Company in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The Company accrues for these benefits based on certain percentages of the employees' salaries. The total provisions for such employee benefits from continuing operations were $15,046, $11,769 and $10,032 and from discontinued operations were $12,487, $4,261 and $621 for the years ended December 31, 2013, 2014 and 2015, respectively.